UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Russell B. Faucett
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Address: 2001 Wilshire Blvd., Suite 401
         ----------------------------------------
         Santa Monica, California 90403
         ----------------------------------------

         ----------------------------------------

Form 13F File Number: 28 - 12082
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell B. Faucett
          ---------------------------------------
Title:
          ---------------------------------------
Phone:    (310) 264-4844
          ---------------------------------------

Signature, Place, and Date of Signing:

  /s/ Russell B. Faucett        Santa Monica, California       April 14, 2008
--------------------------    ----------------------------   -------------------
        [Signature]                    [City, State]               [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -----------------

Form 13F Information Table Entry Total:        10
                                        -----------------

Form 13F Information Table Value Total:       157,900
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

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                                                 FORM 13F INFORMATION TABLE
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Column 1              Column 2       Column 3     Column 4    Column 5                Column 6     Column 7
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NAME OF ISSUER        TITLE OF       CUSIP        VALUE       SHRS OR    SH/   PUT/   INVESTMENT   Voting Authority
                      CLASS                       (x $1000)   PRN AMT    PRN   CALL   DISCRETION   ---------------------------------
                                                                                                   SOLE         SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR            RUSL 2000      464287648    33,689      465,000    SH           Sole         465,000
                      GROW
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ISHARES TR            RUSL 2000      464287630    33,703      514,000    SH           Sole         514,000
                      VALU
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ISHARES TR            S&P EURO       464287861    29,298      279,000    SH           Sole         279,000
                      PLUS
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ISHARES TR            S&P MC 400     464287606    7,580       93,000     SH           Sole         93,000
                      GRW
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ISHARES TR            S&P MIDCP      464287705    7,449       102,000    SH           Sole         102,000
                      VALU
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KEY ENERGY SVCS INC   COM            492914106    9,152       682,000    SH           Sole         682,000
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MIDCAP SPDR           UNIT SER 1     595635103    22,727      161,000    SH           Sole         161,000
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RYDEX ETF TRUST       S&P 500 EQ     78355W106    3,981       93,000     SH           Sole         93,000
                      TRD
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USA MOBILITY INC      COM            90341G103    8,190       1,147,000  SH           Sole         1,147,000
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VIMICRO INT'L CORP    ADR            92718N109    2,131       775,000    SH           Sole         775,000
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



SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.


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